Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Time Deposits By Maturity [Abstract]
Contractual Maturities Of Time Certificate Of Deposits	$ 219	$ 51,532	$ 71,980	$ 274,473